UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund:    BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

California — 89.0%
Corporate — 1.3%
California Pollution Control Financing Authority, RB, San Jose Water Company Project, AMT, 4.75%, 11/01/46	$4,000	$4,409,040
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 02/15/34	2,435	2,604,330

		7,013,370
County/City/Special District/School District — 32.7%
Banning Unified School District, GO, Election of 2016, Series A (AGM), 5.25%, 08/01/42	4,530	5,432,285
Chaffey Joint Union High School District, GO, CAB, Election of 2012, Series C(a):
0.00%, 8/01/32	250	149,728
0.00%, 8/01/33	500	284,205
0.00%, 8/01/34	505	273,235
0.00%, 8/01/35	545	279,836
0.00%, 8/01/36	500	244,505
0.00%, 8/01/37	650	303,037
0.00%, 8/01/38	630	279,355
0.00%, 8/01/39	750	316,508
0.00%, 8/01/40	1,850	745,069
0.00%, 8/01/41	305	117,419
0.00%, 2/01/42	350	131,331
City & County of San Francisco California, COP, Port Facilities Project, Series C, AMT, 5.25%, 03/01/32	1,050	1,199,425
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 02/01/19(b)	2,000	2,122,580
County of Orange California Sanitation District, COP, Series A, 5.00%, 02/01/19(b)	2,500	2,623,925
County of Orange California Water District, COP, Refunding, 5.25%, 08/15/19(b)	9,045	9,720,300
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(b)	2,755	3,184,449
El Monte City School District, GO, Los Angeles Country, California Series B, 5.50%, 08/01/46	4,265	5,215,754

	Par (000)	Value
County/City/Special District/School District (continued)
Fowler Unified School District, GO, Election of 2016, Series A (BAM), 5.25%, 08/01/46	$3,700	$4,419,613
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 08/01/37	2,725	3,226,236
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,165	2,489,598
5.75%, 8/01/35	8,400	9,600,108
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 07/15/21(b)	2,500	2,944,575
Grossmont California Union High School District, GO, Election of 2008, Series C, 5.50%, 08/01/21(b)	1,880	2,174,558
Imperial Irrigation District, Series A, Electric System Revenue(b):
5.13%, 11/01/18	4,085	4,253,874
5.13%, 11/01/18	915	952,826
Inglewood Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Subordinate Lien Merged Redevelopment Project, Series A (BAM), 5.00%, 05/01/38	250	289,043
Kern Community College District, GO, Safety Repair & Improvements, Series C, 5.25%, 11/01/32	5,715	6,885,203
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 04/01/19(b)	2,075	2,204,231
Mount San Antonio Community College District, GO, Refunding, Election of 2008, Series A, 5.00%, 08/01/34	4,500	5,232,015
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 08/01/21(b)	8,140	9,341,057
Orchard School District, GO, Election of 2001, Series A (AGC), 5.00%, 08/01/19(b)	7,490	7,998,047
Perris Union High School District, GO, Election of 2012, Series B, 5.25%, 09/01/39	2,715	3,183,880

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

	Par (000)	Value
County/City/Special District/School District (continued)
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM)(b):
5.50%, 8/01/18	$2,000	$2,066,960
5.63%, 8/01/18	4,500	4,654,800
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 07/01/33	5,000	5,142,550
Riverside County Public Financing Authority, Tax Allocation Bonds, Series A (BAM), 4.00%, 10/01/40	2,455	2,590,737
RNR School Financing Authority, Special Tax Bonds, Community Facilities Distric No. 92-1, Series A (BAM):
5.00%, 9/01/37	1,500	1,723,620
5.00%, 9/01/41	3,000	3,422,340
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A:
5.75%, 5/01/36	2,570	2,578,404
5.75%, 5/01/42	4,500	5,117,895
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A:
5.00%, 6/01/32	3,375	3,893,569
5.00%, 6/01/39	5,800	6,599,356
San Juan Unified School District, GO, Election of 2002 (AGM), 5.00%, 08/01/20(b)	6,475	7,147,105
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 08/01/41	3,000	3,461,640
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 09/01/19(b)	5,600	6,072,640
Walnut Valley Unified School District, GO, Election of 2007, Series B, 5.75%, 08/01/21(b)	7,680	8,938,061
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,968,557
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 8/01/41	6,140	6,973,382
Election of 2010, Series B, 5.50%, 8/01/39	3,000	3,567,300

	Par (000)	Value
County/City/Special District/School District (continued)
West Contra Costa California Unified School District, GO (continued):
Election of 2012, Series A, 5.50%, 8/01/39	$2,500	$2,972,750

		176,709,476
Education — 4.9%
California Municipal Finance Authority, RB, Emerson College, 6.00%, 01/01/22(b)	2,750	3,272,170
California Municipal Finance Authority, Refunding RB, University of La Verne, Series A, 5.00%, 06/01/36	1,150	1,336,093
California School Finance Authority, RB, Alliance for College-Ready Public Schools Projects, Series A, 5.00%, 07/01/36(c)	755	840,021
California School Finance Authority, Refunding RB, Aspire Public Schools - Obligated Group, 5.00%, 08/01/46(c)	1,250	1,355,887
California Statewide Communities Development Authority, Refunding RB:
CHF-Irvine LLC, 5.00%, 5/15/33	2,625	3,047,782
CHF-Irvine LLC, 5.00%, 5/15/35	500	576,030
CHF-Irvine LLC, 5.00%, 5/15/40	2,250	2,564,820
Front Porch Communities and Services, 4.00%, 4/01/42	2,595	2,664,650
Front Porch Communities and Services, 4.00%, 4/01/47	2,535	2,584,813
Front Porch Communities and Services, 5.00%, 4/01/47	3,305	3,727,875
University of California, RB, 5.25%, 05/15/36	3,680	4,374,600

		26,344,741
Health — 9.4%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	10,000	11,164,900
Lucile Slater Packard Children’s Hospital at Stanford, Series A, 5.00%, 11/15/42	500	583,845

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Health (continued)
California Health Facilities Financing Authority, RB (continued):
Lucile Slater Packard Children’s Hospital at Stanford, Series A, 4.00%, 11/15/47	$825	$861,811
Providence Health Services, Series B, 5.50%, 10/01/39	4,205	4,514,194
Sutter Health, Series B, 6.00%, 8/15/42	7,715	8,676,675
California Health Facilities Financing Authority, Refunding RB, Series A:
Adventist Health System/West, 4.00%, 3/01/39	3,000	3,107,640
Catholic Healthcare West, 6.00%, 7/01/19(b)	5,500	5,945,885
Dignity Health, 6.00%, 7/01/19(b)	2,370	2,562,136
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	4,000	4,466,960
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 08/15/42	5,130	5,769,454
California Statewide Communities Development Authority, Refunding RB, Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	2,860	3,176,602

		50,830,102
State — 6.6%
State of California, GO, Various Purposes:
6.00%, 3/01/33	5,500	6,122,380
6.00%, 4/01/38	13,880	14,829,392
6.00%, 11/01/39	3,510	3,845,907
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/19(b)	3,670	3,946,681
Various Capital Projects, Series I, 5.50%, 11/01/33	2,575	3,062,731

	Par (000)	Value
State (continued)
State of California Public Works Board, LRB (continued):
Various Capital Projects, Sub-Series I-1, 6.13%, 11/01/19(b)	$3,365	$3,702,341

		35,509,432
Transportation — 22.6%
Alameda Corridor Transportation Authority, Refunding RB, 2nd Subordinate Lien, Series B, 5.00%, 10/01/35	1,500	1,710,420
City & County of San Francisco California Airports Commission, ARB:
Series E, 6.00%, 5/01/39	9,650	10,357,731
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	545	547,235
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.13%, 1/01/27	985	988,970
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series 34E (AGM), 5.75%, 5/01/18(b)	3,500	3,579,940
2nd Series A, 5.25%, 5/01/33	1,900	2,181,542
Series A, 5.00%, 5/01/40	3,785	4,247,868
Series A, 5.00%, 5/01/42	7,715	8,871,864
Series A, 5.00%, 5/01/44	2,660	2,973,587
City & County of San Francisco California Airports Commission, Refunding RB, AMT:
2nd Series 32 (AGM), 5.75%, 5/01/18(b)	2,285	2,336,847
2nd Series 34 (AGM), 5.75%, 5/01/18(b)	1,875	1,917,544
2nd Series 34E (AGM), 5.75%, 5/01/18(b)	840	859,060
San Francisco International Airport, Series B, 5.00%, 5/01/46	1,400	1,598,492
City of Los Angeles California Department of Airports, ARB:
Los Angeles International Airoport, Sub-Series B, 5.00%, 5/15/40	2,500	2,718,875
Series D, AMT, 5.00%, 5/15/35	2,000	2,283,920
Series D, AMT, 5.00%, 5/15/36	1,500	1,708,590

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Transportation (continued)
City of Los Angeles California Department of Airports, ARB (continued):
Sub-Series A, AMT, 5.00%, 5/15/47	$2,990	$3,442,536
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.25%, 05/15/29	4,760	5,058,547
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 3/01/41	3,075	3,528,993
Series A, 5.00%, 3/01/47	6,770	7,705,005
Series A-1, 6.25%, 3/01/34	1,400	1,618,190
County of Sacramento California, Refunding ARB, Senior Series A, 5.00%, 07/01/41	2,500	2,887,150
County of Sacramento California, ARB:
Senior Series B, AMT (AGM), 5.25%, 7/01/33	7,000	7,184,870
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/18(b)	5,555	5,729,816
County of Sacramento California Airport System Revenue, Refunding ARB, Airport System Subordinate Revenue, Sub-Series B, 5.00%, 07/01/41	1,750	2,006,602
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 03/01/40	4,500	5,298,075
County of San Diego California Regional Airport Authority, Refunding ARB, Series B, 5.00%, 07/01/40	6,350	6,915,912
County of San Diego Regional Airport Authority, RB, Subordinate, Series B, AMT:
5.00%, 7/01/42	7,010	8,095,569
5.00%, 7/01/47	3,750	4,310,512
Los Angeles Harbor Department, RB, Series B, 5.25%, 08/01/19(b)	2,760	2,961,618
Port of Los Angeles California Harbor Department, RB, Series B, 5.25%, 08/01/19(b)	5,530	5,933,966

	Par (000)	Value
Transportation (continued)
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 08/01/44	$200	$223,482

		121,783,328
Utilities — 11.5%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	5,000	5,626,350
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	8,000	9,024,080
City of Los Angeles California Wastewater System Revenue, Refunding RB, Sub-Series A:
5.00%, 6/01/20(b)	1,325	1,452,902
5.00%, 6/01/28	675	739,071
City of San Francisco California Public Utilities Commission Water Revenue, RB, Sub-Series A, 5.00%, 11/01/37	10,000	11,361,300
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A:
5.25%, 11/01/19(b)	6,280	6,801,240
5.00%, 11/01/36	3,335	3,921,727
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 05/01/18(b)	4,895	4,992,851
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 08/01/41	4,000	4,594,400
East Bay California Municipal Utility District Water System Revenue, Refunding RB, Sub-Series A, 5.00%, 06/01/20(b)	5,000	5,496,100
El Dorado Irrigation District/El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 03/01/39	5,000	5,877,050

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Utilities (continued)
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 05/15/19(b)	$2,000	$2,129,240

		62,016,311

Total Municipal Bonds — 89.0%		480,206,760

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

California — 76.4%
County/City/Special District/School District — 25.7%
Anaheim Public Financing Authority, Refunding RB, Series A, 5.00%, 05/01/39	6,000	6,933,840
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	10,000	11,849,889
County of San Luis Obispo Community College District, GO, Refunding Election of 2014, Series A, 4.00%, 08/01/40	6,585	6,864,052
County of San Mateo Community College District, GO, Election of 2014, Series A, 5.00%, 09/01/45	17,615	20,523,724
Fremont Union High School District, GO, Refunding, Series A, 4.00%, 08/01/46	5,000	5,336,375
Los Angeles Community College District California, GO(b):
Election of 2003, Series F-1, 5.00%, 8/01/18	12,000	12,353,580
Refunding Election of 2008, Series A, 6.00%, 8/01/19	9,596	10,412,313

	Par (000)	Value
County/City/Special District/School District (continued)
Los Angeles Unified School District California, GO, Series I, 5.00%, 01/01/34	$5,000	$5,307,175
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 08/01/35	11,000	12,056,165
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	17,474,285
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No.2, Series A, 5.00%, 10/01/43	10,005	11,597,963
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 08/01/40	17,000	18,101,345

		138,810,706
Education — 11.6%
University of California, RB:
Series AM, 5.25%, 5/15/44	9,210	10,852,650
Series O, 5.75%, 5/15/19(b)	11,193	11,976,870
University of California, Refunding RB:
Limited Project, Series I, 5.00%, 5/15/40	21,105	24,537,588
Systemwide, Series A, 5.00%, 11/01/43	13,002	15,051,653

		62,418,761
Health — 16.3%
California Health Facilities Financing Authority, RB:
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 11/15/56	6,000	6,887,780
Lucile Salter Packard Children’s Hospital at Stanford, Series B, 5.00%, 8/15/55	4,500	5,109,008
Sutter Health, Series A, 5.00%, 8/15/52	10,000	11,233,000

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Health (continued)
California Health Facilities Financing Authority, Refunding RB:
Kaiser Permanente, Sub-Series A-2, 4.00%, 11/01/44	$13,280	$13,932,114
Sutter Health, Series A, 5.00%, 8/15/43	24,940	28,385,336
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	19,860	22,338,032

		87,885,270
Transportation — 9.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge Subordinate(e):
4.00%, 4/01/42	11,250	11,909,018
4.00%, 4/01/49	6,555	6,883,231
City of Los Angeles California Department of Airports, ARB, AMT:
Los Angeles International Airport, Series D, 5.00%, 5/15/41	13,311	15,069,715
Senior Series A, 5.00%, 5/15/40	5,500	6,235,872
Subordinate, Los Angeles International Airport, Series B, 5.00%, 5/15/41	3,641	4,163,958
Subordinate, Los Angeles International Airport, Series B, 5.00%, 5/15/46	5,000	5,688,600

		49,950,394
Utilities — 13.5%
Anaheim Public Financing Authority, Refunding RB, Series A, 5.00%, 05/01/46	13,500	15,470,730

	Par (000)	Value
Utilities (continued)
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 5.00%, 11/01/19(b)	$4,380	$4,718,026
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.00%, 07/01/46	8,413	9,730,093
City of Los Angeles California Wastewater System Revenue, RB, Green Bonds, Series A, 5.00%, 06/01/44	6,290	7,289,638
City of Sacramento California Water Revenue, RB, 5.25%, 09/01/47	14,825	17,785,285
County of San Diego Water Authority Financing Corp., COP, Refunding, Series A (AGM)(b):
5.00%, 5/01/18	7,098	7,238,451
5.00%, 5/01/18	1,412	1,439,706
Rancho Water District Financing Authority, Refunding RB, Series A (AGM)(b):
5.00%, 8/01/18	5,548	5,712,461
5.00%, 8/01/18	3,729	3,839,351

		73,223,741

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 76.4%		412,288,872

Total Long-Term Investments (Cost — $844,375,731) — 165.4%		892,495,632

Short-Term Securities
Other Assets Less Liabilities — 1.7%		9,170,273
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (36.3)%		(195,836,003)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (30.8)%		(166,231,044)

Net Assets Applicable to Common Shares — 100.0%		$539,598,858

Notes to Schedule of Investments

(a)	Zero-coupon bond.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements which expires on April 1, 2025, is $13,170,992.
•	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Affiliated	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class *	545,574	(545,574)	—	—	$7,623	$(1,087)	$(54)

*	Security no longer held by the fund as of period end.
(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(81)	December 2017	$9,492	$94,323
10-Year U.S. Treasury Note	(126)	December 2017	15,742	252,518
Long U.S. Treasury Bond	(109)	December 2017	16,619	313,790
Ultra Long U.S. Treasury Bond	(43)	December 2017	7,086	150,936

Total				$811,567

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
CHF	Swiss Franc
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
RB	Revenue Bonds

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	—	$892,495,632	—	$892,495,632

Derivative Financial Instruments (b)
Assets:
Interest rate contracts	$811,567	—	—	$811,567

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(195,462,579)	—	$(195,462,579)
VRDP Shares at Liquidation Value	—	(166,500,000)	—	(166,500,000)

Total	—	$(361,962,579)	—	$(361,962,579)

During the period ended October 31, 2017, there were no transfers between levels.

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: December 21, 2017